CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	50,000,000	50,000,000
Temporary Equity, Shares At Redemption	27,600,000	27,600,000
Temporary Equity, Redemption Price Per Share	$ 10.20	$ 10.15
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	8,311,000	8,311,000
Common Stock, Shares, Outstanding	8,311,000	8,311,000